UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681
Guggenheim Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31
Date of reporting period: July 1, 2014 – September 30, 2014

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS† - 132.5%
SPDR S&P 500 ETF Trust1	780,100	$ 153,695,302
SPDR Dow Jones Industrial
Average ETF Trust1	280,300	47,670,621
SPDR S&P MidCap 400 ETF
Trust1	46,500	11,593,380
Materials Select Sector SPDR
Fund1	119,300	5,916,087
Financial Select Sector SPDR
Fund1	253,800	5,880,546
Consumer Discretionary Select
Sector SPDR Fund1	88,100	5,875,389
Industrial Select Sector SPDR
Fund1	110,400	5,867,760
Total Exchange-Traded Funds
(Cost $240,993,830)		236,499,085
SHORT TERM INVESTMENTS† - 1.1%
Dreyfus Treasury Prime Cash
Management Fund -
Institutional Shares	2,011,576	2,011,576
Total Short Term Investments
(Cost $2,011,576)		2,011,576
Total Investments - 133.6%
(Cost $243,005,406)		238,510,661

	Contracts
	(100 shares per
	contract)	Value
OPTIONS WRITTEN† - (0.1)%
Call options on:
SPDR S&P MidCap 400 ETF
Trust Expiring October
2014 with strike price of
$265.00*	465	$ (5,813)
Industrial Select Sector
SPDR Fund Expiring
October 2014 with strike
price of $55.00*	1,104	(7,176)
Consumer Discretionary
Select Sector SPDR Fund
Expiring October 2014
with strike price of
$69.00*	881	(11,453)
Financial Select Sector
SPDR Fund Expiring
October 2014 with strike
price of $24.00*	2,538	(12,690)
Materials Select Sector
SPDR Fund Expiring
October 2014 with strike
price of $51.00*	1,193	(17,895)
SPDR S&P 500 ETF Trust
Expiring October 2014
with strike price of
$205.00*	7,801	(50,707)
SPDR Dow Jones Industrial
Average ETF Trust Expiring
October 2014 with strike
price of $173.00*	2,803	(141,551)
Total Options Written
(Premiums received
$830,969)		(247,285)
Other Assets & Liabilities, net - (33.5)%		(59,805,071)
Total Net Assets - 100.0%		$ 178,458,305

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	Security represents cover for outstanding options written. This security has been physically segregated as collateral for borrowings outstanding.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Enhanced Equity Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Exchange-traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”), subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Fund’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$ 236,499,085	$-	$-	$236,499,085
Short Term Investments	2,011,576	-	-	2,011,576
Total Assets	$ 238,510,661	$-	$-	$238,510,661

Liabilities
Call Options Written	$ 247,285	$-	$-	$247,285
Total Liabilities	$ 247,285	$-	$-	$247,285

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period. There were no transfers between levels for the period ended September 30, 2014.

3.	Federal Income Taxes
As of September 30, 2014, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation
$243,176,904	$ - -	$(4,666,243)	$(4,666,243)

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Income Fund

By:        /s/ Donald C. Cacciapaglia
Name:   Donald C. Cacciapaglia
Title:     Chief Executive Officer

Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Donald C. Cacciapaglia
Name:    Donald C. Cacciapaglia
Title:     Chief Executive Officer

Date: November 26, 2014

By:        /s/ John L. Sullivan
Name:   John L. Sullivan
Title:     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: November 26, 2014